ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	¥ 41,948		¥ 38,797
Deferred revenue	87,980		51,780
Product warranty	24,858		32,782	¥ 49,527	¥ 55,599
Current operating lease liabilities	¥ 50,092		¥ 48,120
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Accrued expenses	¥ 22,803		¥ 14,979
Reverse factoring	39,195
Other tax payable	23,541		7,329
Government subsidies	3,129		26,158
Other current liabilities	22,537		32,330
Total	¥ 316,083	$ 49,600	¥ 252,275